CONSOLIDATED STATEMENTS OF CASH FLOWS		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2023 JPY (¥)
Cash flows from operating activities
Net income		$ 2,796,299	¥ 438,459,617	¥ 418,633,987	¥ 245,341,120
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization expense		804,267	126,109,125	122,007,991	92,376,436
Loss on disposal of a subsidiary	[1]			753,900
Provision for expected credit loss		55,149	8,647,329	2,004,676	1,540,558
Loss on disposal of property and equipment		1,580	247,775	190,430	651,482
Loss on disposal of intangible assets		2,626	411,667		60,667
Provision for inventory impairment		3,833	601,009	3,159,439	2,050,199
Unrealized (gain) loss on short-term investment				87,500	(175,000)
Unrealized gain on long-term investment		(5,112)	(801,500)
Unrealized foreign currency exchange gain		(49,387)	(7,743,963)
Share-based compensation			(0)	(0)	6,787,500
Other non-cash income		(1,054)	(165,310)	(2,572,426)	(53,186,243)
Deferred tax expense		322,636	50,589,351	(37,441,597)	5,198,043
Changes in operating assets and liabilities
Accounts receivable, net		(1,411,558)	(221,332,269)	(100,804,801)	(140,305,194)
Inventories		14,596	2,288,702	(7,121,445)	4,738,514
Prepaid expenses		152,810	23,960,671	(74,376,336)	(15,384,821)
Long-term deposits		1,215	190,484	(13,114,365)	(12,472,270)
Amount due from a director				33,577,065
Other current assets		(24,476)	(3,837,842)	(5,887,422)	(5,694,167)
Other non-current assets		(34,312)	(5,380,193)	(11,766,167)	5,943,850
Accounts payable		182,191	28,567,586	(3,215,853)	40,249,686
Accrued liabilities		326,887	51,255,854	(86,514,627)	324,832,914
Contract liabilities		55,154	8,648,123	19,842,770	(2,561,454)
Operating lease liabilities		144,378	22,638,540	(1,070,016)	28,733
Income tax payable		(203,286)	(31,875,300)	(79,952,400)	149,480,600
Amount due to a director		(6,378)	(1,000,000)	1,000,000
Other current liabilities		(141,476)	(22,183,453)	29,691,091	28,440,743
Net cash (used in) provided by operating activities		2,986,582	468,296,003	207,111,394	677,941,896
Cash flows from investing activities
Cash outflow due to reduction in consolidated entities				(17,257,489)
Purchase of property and equipment		(271,672)	(42,598,215)	(15,081,600)	(3,752,431)
Purchase of intangible assets		(69,516)	(10,900,000)	(19,051,500)	(1,030,000)
Net cash used in investing activities		(341,188)	(53,498,215)	(51,390,589)	(4,782,431)
Cash flows from financing activities
Payment of finance lease liabilities		(581,065)	(91,110,980)	(65,901,913)	(39,799,863)
Proceeds from bank loans				250,000,000	378,000,000
Repayment of bank loans		(5,298,374)	(830,785,000)	(338,785,000)	(313,451,000)
Repayment of bond payable		(255,102)	(40,000,000)	(40,000,000)	(40,000,000)
Proceeds from issuance of ordinary shares upon IPO		4,200,679	658,666,480
Payment of deferred IPO costs		(853,218)	(133,784,623)	(151,749,335)	(5,732,730)
Repurchase of treasury stock				(12,265)
Net cash used in financing activities		(2,787,080)	(437,014,123)	(346,448,513)	(20,983,593)
Effect of exchange rate		49,387	7,743,963
Net increase (decrease) in cash		(92,299)	(14,472,372)	(190,727,708)	652,175,872
Cash at the beginning of the year		16,189,762	2,538,554,638	2,729,282,346	2,077,106,474
Cash at the end of the year		16,097,463	2,524,082,266	2,538,554,638	2,729,282,346
Supplementary cash flow information
Cash paid for income taxes		922,425	144,636,317	236,743,473	10,177,482
Cash paid for interest expenses		$ 94,682	¥ 14,846,154	¥ 15,522,155	¥ 12,358,975

[1]	On April 8, 2024, the Company transferred 100% of the shares of its wholly owned subsidiary, Sky Earth Sports Co., to the subsidiary’s representative director, Mr. Soichiro Kanazawa, for an aggregated consideration of JPY12,500,000 ($79,719), resulting in a recognized loss of JPY753,900 ($4,808). In connection with the disposal of Sky Earth Sports Co., the Company evaluated whether the disposal constitutes a strategic shift that has, or is expected to have, a major effect on the Company’s operations and financial results, and concluded that the impact of this disposal is limited and does not represent a strategic shift.